FIXED ASSETS, NET - Movement of Fixed assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PP&E
Property, plant and equipment at beginning of period	R$ 27,965,837	R$ 26,812,925	R$ 29,546,644
Additions	6,227,181	1,931,325	2,972,526
Transfer	(14,145)	(119,189)	27,370
Disposals	601,505	962,828	211,437
Parent Company Acquisitions		2,324,017
Held for sale	(2,409,985)	(83,420)
Property, plant and equipment at end of period	32,370,392	27,965,837	26,812,925
Gross value
PP&E
Property, plant and equipment at beginning of period	68,933,486
Property, plant and equipment at end of period	67,648,667	68,933,486
Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(26,547,275)
Property, plant and equipment at end of period	(27,822,835)	(26,547,275)
Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	615,795
Obligations associated with the Concession	(534,578)
Property, plant and equipment at end of period		615,795
Impairment
PP&E
Property, plant and equipment at beginning of period	(13,804,579)
Property, plant and equipment at end of period	(6,920,862)	(13,804,579)
In service
PP&E
Property, plant and equipment at beginning of period	13,301,749
Property, plant and equipment at end of period	16,486,266	13,301,749
In service | Gross value
PP&E
Property, plant and equipment at beginning of period	54,269,398
Property, plant and equipment at end of period	51,764,541	54,269,398
In service | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(26,547,275)
Property, plant and equipment at end of period	(27,822,835)	(26,547,275)
In service | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	615,795
Obligations associated with the Concession	(534,578)
Property, plant and equipment at end of period		615,795
In service | Impairment
PP&E
Property, plant and equipment at beginning of period	(13,804,579)
Property, plant and equipment at end of period	(6,920,862)	(13,804,579)
In progress
PP&E
Property, plant and equipment at beginning of period	14,664,088
Property, plant and equipment at end of period	15,884,126	14,664,088
In progress | Gross value
PP&E
Property, plant and equipment at beginning of period	14,664,088
Property, plant and equipment at end of period	15,884,126	14,664,088
Generation
PP&E
Property, plant and equipment at beginning of period	25,218,110	23,856,780
Property, plant and equipment at end of period	30,901,898	25,218,110	23,856,780
Generation | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(24,329,630)
Property, plant and equipment at end of period	(26,286,163)	(24,329,630)
Generation | In service
PP&E
Property, plant and equipment at beginning of period	11,390,565
Property, plant and equipment at end of period	15,584,465	11,390,565
Generation | In service | Gross value
PP&E
Property, plant and equipment at beginning of period	50,132,157
Property, plant and equipment at end of period	49,317,739	50,132,157
Generation | In service | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(24,329,632)
Property, plant and equipment at end of period	(26,286,163)	(24,329,632)
Generation | In service | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	607,381
Property, plant and equipment at end of period	(526,249)	607,381
Generation | In service | Impairment
PP&E
Property, plant and equipment at beginning of period	(13,804,579)
Property, plant and equipment at end of period	(6,920,862)	(13,804,579)
Generation | In progress
PP&E
Property, plant and equipment at beginning of period	13,827,544
Property, plant and equipment at end of period	15,317,432	13,827,544
Generation | In progress | Gross value
PP&E
Property, plant and equipment at beginning of period	13,827,544
Property, plant and equipment at end of period	15,317,432	13,827,544
Administration
PP&E
Property, plant and equipment at beginning of period	1,697,310	1,848,030
Additions	(30,114)	(41,943)
Transfer	(20,150)	(6,829)
Disposals	(52,812)	(19,509)
Parent Company Acquisitions		980
Held for sale	(125,740)	(83,420)
Property, plant and equipment at end of period	1,468,494	1,697,310	1,848,030
Administration | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(1,537,139)
Property, plant and equipment at end of period	(1,536,672)	(1,537,139)
Administration | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	(8,414)	(9,292)
Additions	(30)	(27)
Disposals	113	69
Held for sale	2	836
Property, plant and equipment at end of period	(8,329)	(8,414)	(9,292)
Administration | In service
PP&E
Property, plant and equipment at beginning of period	860,768
Property, plant and equipment at end of period	901,801	860,768
Administration | In service | Gross value
PP&E
Property, plant and equipment at beginning of period	2,406,319	2,491,860
Additions	61,350	12,615
Transfer	210,759	65,212
Disposals	(27,727)	(28,320)
Parent Company Acquisitions		114
Held for sale	(203,899)	(135,162)
Property, plant and equipment at end of period	2,446,802	2,406,319	2,491,860
Administration | In service | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(1,537,139)	(1,514,448)
Additions	(117,188)	(136,531)
Transfer	(2,365)	(7,139)
Disposals	(10,290)	29,190
Held for sale	130,310	91,790
Property, plant and equipment at end of period	(1,536,672)	(1,537,139)	(1,514,448)
Administration | In service | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	8,414
Property, plant and equipment at end of period	(8,329)	8,414
Administration | In progress
PP&E
Property, plant and equipment at beginning of period	836,544	879,911
Additions	25,754	82,000
Transfer	(228,544)	(64,902)
Disposals	(14,908)	(20,447)
Parent Company Acquisitions		866
Held for sale	(52,153)	(40,884)
Property, plant and equipment at end of period	566,693	836,544	879,911
Administration | In progress | Gross value
PP&E
Property, plant and equipment at beginning of period	836,544
Property, plant and equipment at end of period		836,544
Distribution
PP&E
Property, plant and equipment at beginning of period	1,050,417	1,108,115	1,165,812
Additions		(57,698)	(57,697)
Transfer	(1,050,417)
Property, plant and equipment at end of period		1,050,417	1,108,115
Distribution | Gross value
PP&E
Property, plant and equipment at beginning of period		1,730,922	1,730,922
Property, plant and equipment at end of period			1,730,922
Distribution | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(680,505)	(622,807)	(565,110)
Additions			(57,697)
Property, plant and equipment at end of period		(680,505)	(622,807)
Distribution | In service
PP&E
Property, plant and equipment at beginning of period	1,050,416
Property, plant and equipment at end of period		1,050,416
Distribution | In service | Gross value
PP&E
Property, plant and equipment at beginning of period	1,730,922
Property, plant and equipment at end of period		1,730,922
Distribution | In service | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(680,506)
Property, plant and equipment at end of period		(680,506)
Distribution | Commercial leasing | Gross value
PP&E
Property, plant and equipment at beginning of period	1,730,922	1,730,922
Transfer	(1,730,922)
Property, plant and equipment at end of period		1,730,922	1,730,922
Distribution | Commercial leasing | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(680,505)	(622,807)
Additions		(57,698)
Transfer	680,505
Property, plant and equipment at end of period		(680,505)	(622,807)
Generation / Marketing
PP&E
Property, plant and equipment at beginning of period	25,218,110	23,856,780	26,606,752
Additions	6,257,294	(1,831,684)	(2,952,066)
Transfer	1,056,422	(112,360)	(33,059)
Disposals	654,317	982,337	235,153
Parent Company Acquisitions		2,323,037
Held for sale	(2,284,245)
Property, plant and equipment at end of period	30,901,898	25,218,110	23,856,780
Generation / Marketing | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period	(607,383)	(538,375)	(633,602)
Additions	(1,660)	(28)	(2,540)
Transfer			(6,951)
Disposals	6,903	6,911	104,718
Parent Company Acquisitions		(75,891)
Held for sale	75,891
Property, plant and equipment at end of period	(526,249)	(607,383)	(538,375)
Generation / Marketing | Impairment
PP&E
Property, plant and equipment at beginning of period	(13,804,579)	(12,141,003)	(8,684,088)
Additions	5,787,926	(2,459,063)	(3,876,375)
Transfer		105,379	14,048
Disposals	797,871	988,028	405,412
Parent Company Acquisitions		(297,920)
Held for sale	297,920
Property, plant and equipment at end of period	(6,920,862)	(13,804,579)	(12,141,003)
Generation / Marketing | Investigation findings
PP&E
Property, plant and equipment at beginning of period	(211,123)	(211,123)
Disposals			(211,123)
Property, plant and equipment at end of period	(211,123)	(211,123)	(211,123)
Generation / Marketing | In service | Gross value
PP&E
Property, plant and equipment at beginning of period	50,132,157	47,456,125	46,003,180
Additions	64,032	198,582	184,468
Transfer	283,396	(33,257)	1,287,960
Disposals	(236,866)	(96,066)	(19,483)
Parent Company Acquisitions		2,606,773
Held for sale	(2,655,902)
Property, plant and equipment at end of period	47,586,817	50,132,157	47,456,125
Generation / Marketing | In service | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period	(24,329,630)	(23,273,655)	(21,949,056)
Additions	(1,452,120)	(1,349,670)	(1,363,922)
Transfer	(4,139)	194,497	27,098
Disposals	109,963	99,198	12,225
Held for sale	127,965
Property, plant and equipment at end of period	(25,547,961)	(24,329,630)	(23,273,655)
Generation / Marketing | In progress
PP&E
Property, plant and equipment at beginning of period	14,038,667	12,564,811	11,870,318
Additions	1,916,813	1,778,494	2,106,303
Transfer	(273,252)	(378,979)	(1,355,214)
Disposals	(23,554)	(15,734)	(56,596)
Parent Company Acquisitions		90,075
Held for sale	(130,119)
Property, plant and equipment at end of period	15,528,555	14,038,667	12,564,811
Generation / Marketing | Commercial leasing | Gross value
PP&E
Transfer	1,730,922
Property, plant and equipment at end of period	1,730,922
Generation / Marketing | Commercial leasing | Accelerated depreciation
PP&E
Additions	(57,697)
Transfer	(680,505)
Property, plant and equipment at end of period	(738,202)
Administration
PP&E
Property, plant and equipment at beginning of period	1,697,310	1,848,030	1,774,080
Additions			37,237
Transfer			60,429
Disposals			(23,716)
Property, plant and equipment at end of period	1,468,494	1,697,310	1,848,030
Administration | Obligations associated with the Concession
PP&E
Property, plant and equipment at beginning of period		(9,292)	(25,518)
Disposals			16,226
Property, plant and equipment at end of period			(9,292)
Administration | In service | Gross value
PP&E
Property, plant and equipment at beginning of period		2,491,860	2,444,827
Additions			49,578
Transfer			217,570
Disposals			(220,116)
Property, plant and equipment at end of period			2,491,860
Administration | In service | Accelerated depreciation
PP&E
Property, plant and equipment at beginning of period		(1,514,448)	(1,445,137)
Additions			(149,132)
Transfer			(100,422)
Disposals			180,243
Property, plant and equipment at end of period			(1,514,448)
Administration | In progress
PP&E
Property, plant and equipment at beginning of period		R$ 879,911	799,908
Additions			136,791
Transfer			(56,719)
Disposals			(69)
Property, plant and equipment at end of period	566,693		R$ 879,911
Administration | In progress | Gross value
PP&E
Property, plant and equipment at end of period	R$ 566,693